Summary of Significant Accounting Policies and Use of Estimates and Judgments - Schedule of Cost of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Revenue [Line Items]
Cost of revenue	$ 319,108	$ 385,820	$ 347,726
Test kits [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	196,333	247,994	347,726
Labor [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	$ 122,775	$ 137,826